Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts reclassified out of OCI
Total revenues	$ 33,828	$ 35,481	$ 39,830
Total cost of sales	20,431	21,694	24,506
SG&A expenses	5,349	5,574	6,067
Income from continuing operations before taxes	2,799	2,840	3,896
Tax	(781)	(788)	(1,202)
Net income	2,034	2,055	2,718
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	37	15	(3)
Income from continuing operations before taxes	150	157	117
Tax	(36)	(40)	(21)
Net income	114	117	96
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	28	29	18
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	85	113	102
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Income from continuing operations before taxes	(7)	39	10
Tax	1	(9)	(1)
Net income	(6)	30	9
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Foreign exchange contracts
Amounts reclassified out of OCI
Total revenues	11	36	9
Total cost of sales	(10)	(11)	(8)
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Commodities
Amounts reclassified out of OCI
Total cost of sales	2	10	3
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Cash-settled call options
Amounts reclassified out of OCI
SG&A expenses	$ (10)	$ 4	$ 6